Organization and Nature of Operations (Narrative) (Details)	Dec. 31, 2017 TelevisionStation Category
Education [Member]
Product Information [Line Items]
Number of education business categories | Category	4
Television Broadcasting [Member]
Product Information [Line Items]
Number of television broadcast stations owned	7
JacksonvilleFL [Member] | Television Broadcasting [Member]
Product Information [Line Items]
Number of television broadcast stations owned	2